SUBSEQUENT EVENTS (Details Narrative) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 06, 2023	Jan. 31, 2023	Jul. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Aug. 01, 2021
Subsequent Event [Line Items]
Convertible notes payable			$ 480,000	$ 480,000	$ 800,000
Interest percenatge						5.00%
Proceeds from convertible debt					$ 3,000,000
Shares issued, price per share			$ 0.75
Debt Instrument, Convertible, Conversion Price		$ 0.25
Debt Instrument, Convertible, Stock Price Trigger		0.75	0.75
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 16.25	$ 16.25
Warrants and Rights Outstanding, Term		5 years	5 years
Purchase Agreement [Member]
Subsequent Event [Line Items]
Proceeds from convertible debt			$ 5,000,000
Subsequent Event [Member] | Purchase Agreement [Member]
Subsequent Event [Line Items]
Convertible notes payable	$ 405,000
Interest percenatge	8.00%
Proceeds from convertible debt	$ 5,000,000
Shares issued, price per share	$ 0.75
Pre-money valuation	$ 200,000,000
Debt Instrument, Convertible, Conversion Price	$ 0.25
Debt Instrument, Convertible, Stock Price Trigger	0.75
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 16.25
Warrants and Rights Outstanding, Term	5 years
Debt principal amount percentage	200.00%